REVENUE - CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sales	$ 1,389,968	$ 1,449,225	$ 1,412,262
Total Revenue
Disclosure of operating segments [line items]
Sales			1,412,262
Sales to other companies
Disclosure of operating segments [line items]
Sales	949,949	985,039	961,698
Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	440,019	464,186	450,564
Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			0
EMEA [Member]
Disclosure of operating segments [line items]
Sales	233,921	250,085	234,662
EMEA [Member] | Total Revenue
Disclosure of operating segments [line items]
Sales			234,662
EMEA [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	127,945	129,120	113,864
EMEA [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	105,976	120,965	120,798
EMEA [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			0
Americas [Member]
Disclosure of operating segments [line items]
Sales	583,151	631,329	576,937
Americas [Member] | Total Revenue
Disclosure of operating segments [line items]
Sales			582,038
Americas [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	396,225	427,501	381,133
Americas [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	186,926	203,828	195,804
Americas [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			5,101
BRAZIL
Disclosure of operating segments [line items]
Sales	572,896	567,811
BRAZIL | Total Revenue
Disclosure of operating segments [line items]
Sales			609,395
BRAZIL | Sales to other companies
Disclosure of operating segments [line items]
Sales	425,779	428,418	466,701
BRAZIL | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	147,117	139,393	133,962
BRAZIL | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			8,732
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts [member] | Total Revenue
Disclosure of operating segments [line items]
Sales			(13,833)
Elimination of intersegment amounts [member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	0	0	0
Elimination of intersegment amounts [member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	$ 0	$ 0	0
Elimination of intersegment amounts [member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			$ (13,833)